Related Party Balances and Transactions (Details) - Schedule of Non-Interest Bearing and Due On Demand	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Joyous Dragon [Member]
Related Party Balances and Transactions (Details) - Schedule of Non-Interest Bearing and Due On Demand [Line Items]
Other payables Related Party-Joyous JD	¥ 1,086,012	$ 153,333	¥ 1,067,903